Installment Payment Receivables, Net - Summary of sales-type and direct financing leases, lease receivable, maturity (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 1,511,239
Between 1 and 2 years	1,084,424
Between 2 and 3 years	744,784
Between 3 and 4 years	482,688
Between 4 and 5 years	161,313
Thereafter	5,298
Total receivables of installment payments	3,989,746
Less: Unrealized finance income	(418,294)
Installment payment receivables, gross	3,571,452
Less: Allowance for installment payment receivables	(88,144)
Installment payment receivables - net	¥ 3,483,308